AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	REITS-APARTMENTS — 15.1%
7,529	Centerspace - REIT	$738,746
14,283	Equity Residential - REIT	1,284,327
1,521	Essex Property Trust, Inc. - REIT	525,475
69,925	Independence Realty Trust, Inc. - REIT	1,848,817
4,920	Mid-America Apartment Communities, Inc. - REIT	1,030,494
		5,427,859
	REITS-DATA CENTER — 5.1%
2,478	Equinix, Inc. - REIT	1,837,734
	REITS-DIVERSIFIED — 3.3%
82,245	Armada Hoffler Properties, Inc. - REIT	1,200,777
	REITS-FREESTANDING — 2.7%
32,865	STORE Capital Corp. - REIT	960,644
	REITS-HEALTH CARE — 7.3%
69,463	Global Medical, Inc. - REIT	1,133,636
20,483	Healthpeak Properties, Inc. - REIT	703,181
54,223	Sabra Health Care, Inc. - REIT	807,381
		2,644,198
	REITS-INDUSTRIALS — 13.8%
2,290	Innovative Industrial Properties, Inc. - REIT	470,366
15,652	Prologis, Inc. - REIT	2,527,485
26,190	Rexford Industrial Realty, Inc. - REIT	1,953,512
		4,951,363
	REITS-INFRASTRUCTURE — 7.6%
8,770	American Tower Corp. - REIT	2,203,200
2,799	Crown Castle International Corp. - REIT	516,695
		2,719,895
	REITS-LODGING/RESORTS — 4.5%
29,877	Pebblebrook Hotel Trust - REIT	731,389
9,689	Ryman Hospitality Properties, Inc. - REIT*	898,848
		1,630,237
	REITS-MANUFACTURED HOMES — 3.7%
7,660	Sun Communities, Inc. - REIT	1,342,721
	REITS-OFFICE — 9.8%
7,071	Alexandria Real Estate Equities, Inc. - REIT	1,423,039
3,451	Boston Properties, Inc. - REIT	444,489
34,668	Hudson Pacific Properties, Inc. - REIT	962,037
8,396	SL Green Realty Corp. - REIT	681,587
		3,511,152

AAM/Phocas Real Estate Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-REGIONAL MALLS — 3.4%
9,400	Simon Property Group, Inc. - REIT	$1,236,664
	REITS-SELF STORAGE — 5.8%
10,208	Extra Space Storage, Inc. - REIT	2,098,765
	REITS-SHOPPING CENTERS — 7.3%
7,556	Federal Realty Investment Trust - REIT	922,361
9,956	Regency Centers Corp. - REIT	710,261
51,643	Retail Opportunity Investments Corp. - REIT	1,001,358
		2,633,980
	REITS-SINGLE FAMILY HOME — 4.4%
39,701	Invitation Homes, Inc. - REIT	1,595,186
	REITS-TIMBER — 2.1%
20,025	Weyerhaeuser Co. - REIT	758,948
	TOTAL COMMON STOCKS
	(Cost $24,150,670)	34,550,123
	SHORT-TERM INVESTMENTS — 3.8%
1,359,187	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio - Institutional Class, 0.19%[1]	1,359,187
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,359,187)	1,359,187
	TOTAL INVESTMENTS — 99.7%
	(Cost $25,509,857)	35,909,310
	Other Assets in Excess of Liabilities — 0.3%	94,530
	TOTAL NET ASSETS — 100.0%	$36,003,840

REIT – Real Estate Investment Trusts

[1]The rate is the annualized seven-day yield at period end.
*Non-income producing security.